VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.6%
Brazil—0.3%
Cia Energetica de Minas Gerais, 12.030%	81,600	$ 147
Chile—1.3%
Embotelladora Andina S.A., 5.680%	180,502	549
Total Preferred Stocks (Identified Cost $663)		696

Common Stocks—93.3%
Australia—4.8%
AMP Ltd.	119,439	117
JB Hi-Fi Ltd.	18,061	1,036
NRW Holdings Ltd.	61,560	147
Qantas Airways Ltd.(1)	29,925	166
Ramelius Resources Ltd.	327,231	419
Super Retail Group Ltd.	27,638	260
		2,145

Austria—0.6%
Wienerberger AG	10,035	278
Belgium—0.2%
Proximus SADP	21,568	112
Bermuda—0.9%
First Pacific Co., Ltd.	196,000	114
Yue Yuen Industrial Holdings Ltd.	128,000	287
		401

Brazil—0.7%
Cia de Saneamento de Minas Gerais Copasa MG	88,100	297
Canada—7.9%
Aritzia, Inc.(1)	3,804	142
Bird Construction, Inc.	18,386	333
Bombardier, Inc. Class B(1)	2,447	167
Centerra Gold, Inc.	154,089	877
Chemtrade Logistics Income Fund	15,646	119
Finning International, Inc.	5,019	133
H&R Real Estate Investment Trust	26,316	170
iA Financial Corp, Inc.	4,790	444
Secure Energy Services, Inc.	79,769	902
Transcontinental, Inc. Class A	16,429	212
		3,499

Cayman Islands—1.1%
Consun Pharmaceutical Group Ltd.	120,000	126
Stella International Holdings Ltd.	109,500	230
	Shares	Value

Cayman Islands—continued
United Laboratories International Holdings Ltd. (The)	92,000	$ 146
		502

China—1.2%
Bosideng International Holdings Ltd. (Hong Kong)	174,000	87
Sinopec Engineering Group Co., Ltd. Class H	304,500	264
VTech Holdings Ltd. (Hong Kong)	24,600	167
		518

Finland—0.4%
Cargotec Oyj Class B	3,752	199
France—0.7%
Coface S.A.	20,208	301
Germany—1.0%
Talanx AG	5,049	430
Greece—0.8%
National Bank of Greece S.A.	43,374	344
Hungary—0.6%
Richter Gedeon Nyrt	10,421	273
India—6.1%
Canara Bank	139,980	164
Chambal Fertilisers & Chemicals Ltd.	124,343	717
GAIL India Ltd.	45,756	102
Indian Energy Exchange Ltd.	68,985	146
Petronet LNG Ltd.	173,973	704
UTI Asset Management Co., Ltd.	28,174	442
Vedanta Ltd.	84,088	437
		2,712

Indonesia—1.4%
Astra International Tbk PT	1,520,900	462
United Tractors Tbk PT	89,400	149
		611

Ireland—0.3%
Greencore Group plc(1)	52,808	128
Italy—5.6%
A2A SpA	321,520	714
Banca Generali SpA	2,135	99
Banca Mediolanum SpA	75,083	894
Hera SpA	128,608	457
Mediobanca Banca di Credito Finanziario SpA	20,885	305
		2,469

Japan—22.2%
77 Bank Ltd. (The)	11,900	341
Adastria Co., Ltd.	15,500	340
	Shares	Value

Japan—continued
Alps Alpine Co., Ltd.	18,800	$ 190
Citizen Watch Co., Ltd.	37,600	221
Cosmo Energy Holdings Co., Ltd.	8,300	364
dip Corp.	14,600	231
Hanwa Co., Ltd.	26,200	822
Idemitsu Kosan Co., Ltd.	64,800	424
INFRONEER Holdings, Inc.	39,092	302
Japan Aviation Electronics Industry Ltd.	8,500	159
Japan Petroleum Exploration Co., Ltd.	56,300	406
Kanematsu Corp.	14,200	236
MCJ Co., Ltd.	11,200	101
MEITEC Group Holdings, Inc.	6,300	118
Mitsui Matsushima Holdings Co., Ltd.	7,200	184
NH Foods Ltd.	12,200	394
Onward Holdings Co., Ltd.	126,100	470
Sanwa Holdings Corp.	34,400	951
Seiko Group Corp.	17,400	534
Senko Group Holdings Co., Ltd.	42,200	398
Systena Corp.	138,200	317
Taiheiyo Cement Corp.	5,900	133
Taiyo Holdings Co., Ltd.	6,700	173
Takashimaya Co., Ltd.	42,800	340
Tomy Co., Ltd.	35,800	1,025
Toyo Tire Corp.	43,400	667
		9,841

Mauritius—1.2%
MakeMyTrip Ltd.(1)	4,624	519
Mexico—2.5%
Arca Continental SAB de C.V.	70,800	586
Controladora Vuela Cia de Aviacion SAB de C.V. ADR(1)	73,731	548
		1,134

Netherlands—1.2%
ABN AMRO Bank N.V. CVA GDR	18,069	279
Fugro N.V.	8,395	145
Van Lanschot Kempen N.V.	2,666	120
		544

Norway—0.2%
Storebrand ASA	9,506	101
Panama—0.2%
Banco Latinoamericano de Comercio Exterior S.A. Class E	2,490	89
Singapore—3.2%
First Resources Ltd.	119,600	130
Singapore Technologies Engineering Ltd.	67,600	231
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Singapore—continued
Yangzijiang Shipbuilding Holdings Ltd.	487,700	$ 1,068
		1,429

South Africa—3.5%
AVI Ltd.	137,801	801
Nedbank Group Ltd.	13,942	208
Resilient REIT Ltd.	71,822	224
Tiger Brands Ltd.	11,592	177
Truworths International Ltd.	24,545	135
		1,545

South Korea—1.5%
HD Hyundai Co., Ltd.	4,891	263
JB Financial Group Co., Ltd.	13,789	153
LG Innotek Co., Ltd.	2,256	247
		663

Spain—3.8%
Bankinter S.A.	95,728	757
Logista Integral S.A.	30,238	915
		1,672

Sweden—1.5%
Ambea AB	53,440	466
NCC AB Class B	13,201	194
		660

Switzerland—2.3%
Coca-Cola HBC AG(1)	25,392	868
Swissquote Group Holding S.A. Registered Shares	424	163
		1,031

Taiwan—5.5%
Elan Microelectronics Corp.	137,000	631
Fusheng Precision Co., Ltd.	23,000	221
Gamania Digital Entertainment Co., Ltd.	47,000	111
	Shares	Value

Taiwan—continued
Genius Electronic Optical Co., Ltd.	57,000	$ 882
International Games System Co., Ltd.	9,000	267
Taichung Commercial Bank Co., Ltd.	600,434	343
		2,455

Turkey—0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,274	115
United Kingdom—9.0%
4imprint Group plc	3,502	213
Bank of Georgia Group plc	7,746	457
Drax Group plc	62,635	508
Firstgroup plc	56,360	113
Greggs plc	4,710	164
Investec plc	29,789	203
Just Group plc	91,068	185
Keller Group plc	22,711	412
Marks & Spencer Group plc	190,479	895
Mears Group plc	48,682	221
Mitie Group plc	289,648	399
MONY Group plc	52,184	126
OSB Group plc	19,883	101
		3,997

United States—0.9%
DXC Technology Co.(1)	19,240	384
Total Common Stocks (Identified Cost $38,328)		41,398

Total Long-Term Investments—94.9% (Identified Cost $38,991)		42,094

	Shares	Value

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.366%)(2)	724,630	$ 725
Total Short-Term Investment (Identified Cost $725)		725

TOTAL INVESTMENTS—96.6% (Identified Cost $39,716)		$42,819
Other assets and liabilities, net—3.4%		1,522
NET ASSETS—100.0%		$44,341

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	23%
United Kingdom	9
Canada	8
India	6
Italy	6
Taiwan	6
Australia	5
Other	37
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$696	$696
Common Stocks	41,398	41,398
Money Market Mutual Fund	725	725
Total Investments	$42,819	$42,819
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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